FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Disclosure of financial liabilities [line items]
Carrying amount	$ 9,701	$ 10,633
Fair Value	9,781	10,313
Short-term debt
Disclosure of financial liabilities [line items]
Carrying amount	980	1,017
Fair Value	988	1,017
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying amount	8,165	9,214
Fair Value	8,242	8,963
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying amount	1,536	1,419
Fair Value	1,539	1,350
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	6,969	7,783
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	6,969	7,783
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	2,812	2,530
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	988	1,017
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	1,273	1,180
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	1,539	1,350
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Fair Value	$ 0	$ 0